SHARE-BASED PAYMENTS PLANS - Narrative (Details) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) tranche	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share-based payment plans | €	€ 14		€ 15		€ 17
Expiration period	10 years
Weighted average share price (in USD per share)		$ 42.71		$ 52.73		$ 41.91
Share Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches for vesting | tranche	3
Vesting period	36 months
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Number of other equity instruments outstanding in share-based payment arrangement | shares		0.2		0.3		0.3
Weighted average grant date fair value (in USD per share)		$ 41.77		$ 42.06		$ 39.51
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Number of other equity instruments outstanding in share-based payment arrangement | shares		1.1		1.2		1.2
Weighted average grant date fair value (in USD per share)		$ 40.45		$ 42.53		$ 42.66